Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 30, 2010		Feb. 28, 2010		Nov. 29, 2009	Aug. 30, 2009	May 29, 2011	May 30, 2010	May 31, 2009	May 25, 2008 Segment, Discontinued Operations [Member] Bahama Breeze Restaurants [Member]	May 27, 2007 Segment, Discontinued Operations [Member] Bahama Breeze Restaurants [Member]
Number of restaurants														9	9
Sales
(Losses) earnings before income taxes											(3.9)	(4.0)	0.6
Income tax benefit (expense)											1.5	1.5	(0.2)
Net (losses) earnings from discontinued operations	(0.6)	(0.5)	(1.3)	(0.2)	(0.4)	[1]	(0.5)	[1]	(0.9)	(0.7)	(2.4)	(2.5)	0.4
Assets associated with discontinued operations included in land, buildings and equipment	$ 7.8				$ 11.0						$ 7.8	$ 11.0

[1]	During the fourth quarter of fiscal 2010, we recognized a $12.7 million pre-tax reduction in sales associated with a correction to our third quarter estimate of gift card breakage, which reduced earnings from continuing operations and net earnings by $7.8 million, or approximately $0.05 reduction to diluted net earnings per share from continuing operations.